N-4	Nov. 14, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Nov. 14, 2025
Amendment Flag	false
Soloist
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract.Effective on or about December 1, 2025, the name of each investment option, the name of the investment advisor, and the subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Macquarie High Income Fund - Institutional Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Austria Kapitalanlage AG, Macquarie Investment Mangement
Europe Limited, and Macquarie Investment Management Global
Limited
Nomura High Income Fund - Institutional Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)

Soloist | NomuraHighIncomeFundInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura High Income Fund - Institutional Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)